Filed Pursuant to Rule 497(e)

Registration Nos. 333-271770 and 811-23876

GRAYSCALE FUNDS TRUST

SUPPLEMENT DATED SEPTEMBER 4, 2026

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

FOR GRAYSCALE BITCOIN COVERED CALL ETF AND GRAYSCALE ETHEREUM COVERED CALL ETF

EACH DATED MAY 1, 2026, AS PREVIOUSLY SUPPLEMENTED

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT THE FUND’S NAME,
AS DESCRIBED BELOW.

Fund Name. On September 1, 2026, the Board of Trustees of Grayscale Funds Trust approved a change to each Fund’s name, effective on or about September 17, 2026, as indicated in the table below

Current Fund Name	New Fund Name
Grayscale Bitcoin Covered Call ETF	Grayscale Bitcoin High Income ETF
Grayscale Ethereum Covered Call ETF	Grayscale Ethereum High Income ETF

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.